Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 204,147	$ 166,832
Accumulated depreciation and amortization	(113,645)	(104,117)
Property and equipment, net	90,502	62,715
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	820	820
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	71,082	69,675
Machinery, vehicles and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	74,640	43,150
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,090	14,311
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42,515	$ 38,876